Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item lease	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Number of leases | lease	4
Number of finance leases | lease	4
Operating lease, weighted average remaining lease term	8 years
Finance lease, weighted average remaining lease term	3 years
Operating lease, weighted average discount rate, percent	8.10%
Finance lease, weighted average discount rate, percent	8.10%
Property and equipment, net	$ 2,091	$ 2,231
Short-term lease liabilities	76
Long-term lease liabilities	88
Lease expense	$ 489	463
Copier Equipment
Lessee, Lease, Description [Line Items]
Number of finance leases | lease	3
Laboratory Equipment
Lessee, Lease, Description [Line Items]
Number of finance leases | lease	1
Westminster Facility
Lessee, Lease, Description [Line Items]
Number of lease renewal options | item	2
Lease renewal term	5 years
Property and equipment, net			$ 38
Short-term lease liabilities			6
Long-term lease liabilities			$ 32
Providence Facility
Lessee, Lease, Description [Line Items]
Property and equipment, net		310
Short-term lease liabilities		178
Long-term lease liabilities		$ 132
Bannockburn Facility
Lessee, Lease, Description [Line Items]
Lease renewal term	3 years
Cranston Facility
Lessee, Lease, Description [Line Items]
Lease renewal term	2 years